Consolidated Statements of Changes in Shareholders Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Remeasurement of pension plans	$ 2	$ (1)
Derivatives designated as cash flow hedges	3	3
Exchange differences on translation of foreign operations	(29)	58
Hedge of net investment	$ (6)	$ (30)